PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of September 30, 2021 and June 30, 2021.

	September 30, 2021	June 30, 2021
	(Unaudited)
Office equipment at cost	$27,532	$28,623
Less: Accumulated depreciation	(23,939)	(24,368)

Total property, plant, and equipment	$3,593	$4,255

Property and equipment consist of the following as of June 30,

	2021	2020

Office equipment at cost	$28,623	$26,299
Less: Accumulated depreciation	(24,368)	(20,552)

Total property, plant, and equipment	$4,255	$5,747

Depreciation expense for the years ended June 30, 2021 and 2020 were $1,993 and $2,473, respectively

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020